SHARE BASED COMPENSATION - Other Share Incentive Plan (Details)		12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2023 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share based compensation		$ 10,147,362		$ 14,213,841	$ 13,370,377
Xiangshang Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted- options | ¥ / shares			¥ 0.0606
Weighted average period expected to be recognized for unrecognized share based compensation expense		2 years 6 months	2 years 6 months
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted- options | $ / shares					$ 0.2184	$ 0.008
Total share based compensation	$ 800,000	$ 612,686		$ 1,238,963	$ 4,272,939
Total unrecognized share based compensation expense	$ 1,700,000
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 8 months 12 days	3 years 8 months 12 days
Share options | Xiangshang Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share based compensation		$ 99,343	¥ 703,159
Total unrecognized share based compensation expense		$ 270,653					¥ 1,866,750